Segment reporting - Summary of non-current assets by geography (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	€ 980,203	€ 929,611
Goodwill	455,908	425,220	€ 387,847
Goodwill
Disclosure of operating segments [line items]
Goodwill	239,709	227,230	208,881
Goodwill | Thom Browne
Disclosure of operating segments [line items]
Goodwill	214,141	201,662
Brands with an indefinite useful life
Disclosure of operating segments [line items]
Goodwill	168,694	158,864	€ 146,633
Brands with an indefinite useful life | Thom Browne
Disclosure of operating segments [line items]
Goodwill		158,864
EMEA
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	281,749	273,926
EMEA | Italy
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	178,714	166,467
EMEA | Netherlands
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	1,909	2,620
North America
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	549,634	507,379
North America | United States
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	546,362	503,496
Latin America
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	5,147	4,690
APAC
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	143,673	143,616
APAC | Greater China Region
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	103,621	70,828
APAC | Japan
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	€ 21,339	€ 22,387